Long-Term Investments	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS
7.	LONG-TERM INVESTMENTS

The Company’s long-term investments consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Equity investments accounted for using the equity method	$8,873	$1,900

For the years ended December 31, 2025, 2024 and 2023, the Company has the following equity investments which were accounted for using the equity method:

Movement of equity method investment

	Years Ended December 31,
	2025	2024	2023
Beginning balance	$1,900	$1,913	$2,040
Addition	6,860	-	-
Share of income in equity method investees	(41)	15	19
Dividend received	-	-	(114)
Foreign currency translation adjustment	154	(28)	(32)
Ending balance	$8,873	$1,900	$1,913

(a)	In 2007, the Company acquired 40% of the equity interests of Fujian Bafang Shengfeng Logistics Co., Ltd (“Fujian Bafang”) with a cash consideration of approximately $1.7 million (RMB12 million). As the Company is able to exercise significant influence over Fujian Bafang after such acquisition, the Company therefore accounted for this investment under the equity method of accounting.

(b)	On June 19, 2024, Shengfeng Supply Chain Management Co., Ltd. completed the transaction to sell 49% equity interest of Pingtan SF and Pingtan SF’s subsidiary (SF Smart) to a third party for a consideration of approximately $7.0 million (RMB49.0 million). On July 25, 2025, Shengfeng Supply Chain Management Co., Ltd. and the third party signed an annulment agreement, pursuant to which, the above equity transaction was annulled. As a result, Shengfeng Supply Chain Management Co., Ltd. refunded above-mentioned consideration to this third party and the third party transferred the 49% equity interest of Pingtan SF back to Shengfeng Supply Chain Management Co., Ltd. (See Note 4). As the Company is able to exercise significant influence over Pingtan SF after this transaction, the Company therefore accounted for this investment under the equity method of accounting.

No impairment loss was recognized for the long-term investments for the years ended December 31, 2025, 2024 and 2023.